Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

In accordance with the requirements of ASC Topic 855, the Company has evaluated all significant events that occurred subsequent to the consolidated balance sheet date and up to the approval of these consolidated financial statements. Except for the items disclosed below in these consolidated financial statements, there have been no other subsequent events that would require recognition or disclosure in the financial statements.

Subsequent to the reporting period, the Company became aware that RBSB, a majority-owned subsidiary of the Company, ceased its business operations effective from January 15, 2026. The cessation was part of an operational streamlining to improve group efficiency and reallocate resources to our higher-growth core business segments. In accordance with ASC 360, the Company evaluated the recoverability of all assets attributable to RBSB. As of December 31, 2025, the Company completed a formal settlement and de-recognition of all RBSB-related assets and liabilities. The Company recognized a net gain on settlement of $65,277 in the consolidated statement of operations for the year ended December 31, 2025, representing the excess of liabilities settled over the carrying value of the assets de-recognized. Consequently, there are no remaining balances related to RBSB on the consolidated balance sheet as of December 31, 2025. Management does not anticipate that this cessation will have a material adverse effect on the Company’s consolidated financial position or results of operations.

On April 13, 2026, WF Holding effected a 1-for-5 reverse share split of its ordinary shares by way of a share consolidation of its issued and unissued ordinary shares, with each issued and unissued ordinary share consolidated into five (5) shares. As a result of this share consolidation, the maximum number of shares which WF Holding is authorized to issue changed from 1,000,000,000 ordinary shares with a par value of $0.00005 to 200,000,000 ordinary shares with a par value of $0.00025. After the share consolidation, WF Holding had 5,038,018 ordinary shares issued and outstanding.

On April 28, 2026, the Company received a written notification from Nasdaq indicating that the Company have regained compliance with the closing bid price requirement under Nasdaq Listing Rule 5550(a)(2) since the closing bid price of its ordinary shares was at or above $1.00 for eleven consecutive trading days from April 13, 2026 to April 27, 2026.